Employee benefits	6 Months Ended
Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Employee benefits

12.	Employee benefits
	06.30.2021	12.31.2020
Voluntary Severance Program (PDV)	794	900
Employees variable compensation program	224	522
Accrued vacation pay	594	470
Salaries and related charges	254	204
Profit sharing	62	4
Total	1,928	2,100
Current	1,818	1,953
Non-current (*)	110	147
(*)	Classified in other non-current liabilities.

12.1.      Voluntary Severance Programs

Recognition of the provision for expenses occur as employees enroll to the programs. Changes in the provision for expenses relating to voluntary severance programs are set out as follows:

	06.30.2021	12.31.2020
Opening Balance	900	140
Enrollments	26	1,076
Revision of provisions	(34)	(59)
Separations in the period	(123)	(245)
Cumulative translation adjustment	25	(12)
Closing Balance	794	900
Current	685	754
Non-current	109	146

During January 2021, the Company reopened the voluntary termination program for retired employees under the Brazilian Social Security Institute (INSS) before the enactment of the pension reform, for employees not yet enrolled or who have canceled enrollment for any reason until December 29, 2020, when 195 employees enrolled in this program.

On March 29, 2021, the Company opened the sixth opportunity for the separation of corporate employees, with application deadline on April 19, 2021, and 35 employees enrolled in this program.

The Company will disburse the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

As of June 30, 2021, the amount of US$ 502 refers to the second installment of 7,936 retired employees and US$ 292 refers to 2,663 employees enrolled in voluntary severance programs with expected termination by July 2022.

12.2.	Variable compensation program - Performance award program (PPP)

On January 26, 2021, the Company’s Board of Administration approved changes in the criteria for granting PPP 2020 to employees (in relation to regulation approved on April 28, 2020). The regulation for this variable compensation program establishes that, in order to trigger this payment, it is necessary to have net income for the year, excluding impairment losses and foreign exchange gains (losses) from this calculation, associated with the achievement of the Company’s performance metrics and the individual performance of employees and results of the departments.

The PPP for 2020 was fully paid by April 2021, in the amount of US$ 479. The PPP expense for the first half of 2021 amounts to US$ 195, accounted for within other income and expenses.

12.3.	Profit sharing (PLR)

At December 29, 2020, the 17 unions representing onshore employees of Petrobras had signed the agreement for the PLR for the next two years before the deadline determined by the Collective Labor Agreement (ACT). Among the offshore employees, only one union had signed the agreement within the period defined by the ACT.

The current agreement for the PLR provides that only employees without managerial functions will be entitled to receive profit sharing with individual limits according to their remuneration.

In order for the PLR to be paid in the next two years, the following requirements must be met: (i) dividend distribution to shareholders approved at the Annual General Shareholders Meeting, (ii) net income for the year, and iii) achievement of the weighted average percentage of at least 80% of a set of indicators.

The maximum amount of PLR to be distributed is limited to 5% of Adjusted EBITDA (a non-GAAP measure defined as net income plus net finance income (expense), income taxes, depreciation, depletion and amortization, results in equity-accounted investments; impairment, cumulative translation adjustment and gains/losses on disposal/write-offs of assets), 6.25% of net income and 25% of dividends distributed to shareholders, in each year. The PLR expense for the first half of 2021 amounts to US$ 58 (US$ 11 for the same period of 2020).